Feb. 28, 2019

Voya Mutual Funds Voya Global Perspectives® Fund (the “Fund”)
Supplement dated March 20, 2019 to the Fund’s Class A, Class C, Class I, Class R, Class T and Class W shares Prospectus dated February 28, 2019 (the “Prospectus”)
On March 14, 2019, the Board of Trustees of Voya Mutual Funds approved changes with respect to the Fund’s principal investment strategies.

Effective March 20, 2019, the Fund’s Prospectus is revised as follows:

1.	The first paragraph of the section entitled “Principal Investment Strategies” of the Fund’s Prospectus is deleted and replaced with the following:

Under normal market conditions, the sub-adviser ("Sub-Adviser") invests the assets of the Fund in a combination of other funds (“Underlying Funds”) that, in turn, invest directly in securities (such as stocks and bonds). The Underlying Funds will invest in the securities of issuers in a number of different countries, one of which may be the United States. Under normal market conditions, approximately 60% of the Fund's net assets will be allocated to Underlying Funds that predominantly invest in equity securities, and approximately 40% of the Fund's net assets will be allocated to Underlying Funds that predominantly invest in debt instruments, including U.S. government securities and money market instruments ("Target Allocation"). The percentage weight of the Fund's assets invested in Underlying Funds that predominantly invest in equity securities may change to approximately 30% and the percentage weight of the Fund's assets invested in Underlying Funds that predominantly invest in debt instruments may change to approximately 70% ("Defensive Allocation") depending upon the rules-based investment strategy described below.

2.	The following is included as the second paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectus:

The Fund normally invests at least 80% of its total assets in Underlying Funds affiliated with the investment adviser, although the Sub-Adviser may in its discretion invest up to 20% of the Fund’s total assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds.

3.	The sixth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectus is deleted it its entirety.